Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company operates out of three buildings in Irvine, California, and Santa Ana, California, under non-cancelable leases expiring between July 31, 2016, and January 31, 2019.

Total lease expense paid during the quarter ended June 30, 2016 and the year ended December 31, 2015, was $41,580 and $83,161, respectively.

Minimum future lease payments are as follows:

2016	41,580
2017	33,889
2018	33,889
2019	2,824
$112,182

Notes payable commitment:

The Company purchased 4300 kegs that it had previously leased on a note payable with City National Bank.

Minimum future payments for keg assets note are as follows:

2016	37,760
2017	75,199
2018	31,333
$144,292

The Company purchased a truck for the business that was financed through an auto loan with Ford Motors financing.

Minimum future payments for the auto loan are as follows:

2016	2,336
2017	4,672
2018	747
$7,755

Litigation

The Company may be subject to legal proceedings and claims which arise in the ordinary course of business. In the opinion of Company management the ultimate outcome of the claims and litigation, if any, will not have a material adverse effect on the Company’s financial position.

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company operates out of three buildings in Irvine, California, and Santa Ana, California, under non-cancelable leases expiring between July 31, 2016, and January 31, 2019.

Total lease expense paid during the year ended December 31, 2015 and the year ended December 31, 2014, was $83,161 and $80,657, respectively.

Minimum future lease payments are as follows:

2016	83,161
2017	33,889
2018	33,889
2019	2,824

$153,763

Notes payable commitment:

The Company purchased 4300 kegs that it had previously leased on a note payable with City National Bank.

Minimum future payments for keg assets note are as follows:

2016	75,360
2017	75,199
2018	31,333

$181,892

The Company purchased a truck for the business that was financed through an auto loan with Ford Motors financing.

Minimum future payments for the auto loan are as follows:

2016	4,672
2017	4,672
2018	747

$10,091

Litigation

The Company may be subject to legal proceedings and claims which arise in the ordinary course of business. In the opinion of management the ultimate outcome of the claims and litigation, if any, will not have a material adverse effect on the Company’s financial position.